UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Real Estate Income Fund (JRS)
March 31, 2011(Unaudited)

Shares	Description (1)				Value

	Real Estate Investment Trust Common Stocks – 80.9% (63.3% of Total Investments)

	Diversified – 3.8%

257,500	Colonial Properties Trust				$4,956,875
185,300	Liberty Property Trust				6,096,370

	Total Diversified				11,053,245

	Industrial – 8.4%

404,550	AMB Property Corp.				14,551,664
612,500	ProLogis				9,787,750

	Total Industrial				24,339,414

	Office – 15.5%

273,130	BioMed Realty Trust Inc.				5,194,933
136,700	Boston Properties, Inc.				12,965,995
206,250	Common Wealth REIT				5,356,313
249,200	Mack-Cali Realty Corporation				8,447,880
126,800	Piedmont Office Realty Trust				2,461,188
138,900	SL Green Realty Corporation				10,445,280

	Total Office				44,871,589

	Residential – 15.3%

296,700	Apartment Investment & Management Company, Class A				7,556,949
69,438	AvalonBay Communities, Inc.				8,338,115
356,650	Equity Residential				20,118,626
67,700	Essex Property Trust Inc.				8,394,800

	Total Residential				44,408,490

	Retail – 13.5%

57,300	Federal Realty Investment Trust				4,673,388
387,929	General Growth Properties Inc.				6,005,141
138,177	Macerich Company				6,843,907
201,050	Regency Centers Corporation				8,741,654
120,819	Simon Property Group, Inc.				12,946,964

	Total Retail				39,211,054

	Specialized – 24.4%

242,300	Extra Space Storage Inc.				5,018,033
489,050	HCP, Inc.				18,554,556
212,150	Health Care REIT, Inc.				11,125,146
930,125	Host Hotels & Resorts Inc.				16,379,501
108,150	Public Storage, Inc.				11,994,917
142,450	Ventas Inc.				7,735,035

	Total Specialized				70,807,188

	Total Real Estate Investment Trust Common Stocks (cost $169,746,992)				234,690,980

Shares	Description (1)	Coupon		Ratings (2)	Value

	Convertible Preferred Securities – 2.5% (2.0% of Total Investments)

	Office – 2.5%

340,756	Common Wealth REIT, Preferred Convertible Bonds	6.500%		Baa3	$7,333,069

	Total Convertible Preferred Securities (cost $6,642,673)				7,333,069

Shares	Description (1)	Coupon			Value

	Real Estate Investment Trust Preferred Stocks – 39.4% (30.8% of Total Investments)

	Diversified – 1.1%

131,400	PS Business Parks, Inc., Series O	7.375%			$3,304,710

	Office – 19.2%

181,000	Common Wealth REIT	7.125%			4,546,720
12,141	Highwoods Properties, Inc., Series A	8.625%			12,937,753
293,000	Hudson Pacific Properties Inc.	8.375%			7,412,900
335,978	Lexington Realty Trust	7.550%			7,935,800
314,000	Parkway Properties, Inc.	8.000%			7,790,340
600,000	SL Green Realty Corporation	7.625%			15,036,000

	Total Office				55,659,513

	Residential – 7.3%

511,100	Apartment Investment & Management Company, Series U	7.750%			12,762,167
179,300	Apartment Investment & Management Company, Series Y	7.875%			4,491,465
160,000	Equity Lifestyle Properties Inc.	8.034%			3,966,400

	Total Residential				21,220,032

	Retail – 3.1%

37,842	CBL & Associates Properties Inc.	7.750%			942,266
102,000	CBL & Associates Properties Inc.	7.375%			2,480,640
70,550	Glimcher Realty Trust, Series G	8.125%			1,759,517
152,800	Saul Centers, Inc.	8.000%			3,896,400

	Total Retail				9,078,823

	Specialized – 8.7%

38,000	Health Care REIT, Inc.	7.875%			963,300
103,300	Hersha Hospitality Trust, Series A	8.000%			2,565,972
611,000	Hospitality Properties Trust, Series C	7.000%			14,877,851
271,452	Sunstone Hotel Investors Inc., Series A	8.000%			6,707,578

	Total Specialized				25,114,701

	Total Real Estate Investment Trust Preferred Stocks (cost $111,564,405)				114,377,779

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds – 2.2% (1.7% of Total Investments)

	Industrial – 2.2%

$6,300	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	$6,284,250

$6,300	Total Convertible Bonds (cost $5,914,806)				6,284,250

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.8% (2.2% of Total Investments)

$8,131	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $8,130,979, collateralized by $7,665,000 U.S. Treasury Notes, 4.250%, due 8/15/13, value $8,297,363	0.010%	4/01/11		$8,130,977

	Total Short-Term Investments (cost $8,130,977)				8,130,977

	Total Investments (cost $301,999,853) – 127.8%				370,817,055

	Borrowings – (28.6)% (3), (4)				(82,910,000)

	Other Assets Less Liabilities – 0.8%				2,192,220

	Net Assets Applicable to Common Shares – 100%				$290,099,275

Investment in Derivatives
Interest Rate Swaps outstanding at March 31, 2011:

		Fund			Fixed Rate			Unrealized Appreciation
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Value	(Depreciation)
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(U.S. Dollars)	(U.S. Dollars)

JPMorgan Chase	$20,727,500	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$17,000	$17,000
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	0.409	Monthly	3/29/12	(6,046)	(6,046)
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	21,924	21,924

								$32,878

*    Annualized
Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Real Estate Investment Trust Common Stocks	$234,690,980	$—	$—	$234,690,980
Convertible Preferred Securities	7,333,069	—	—	7,333,069
Real Estate Investment Trust Preferred Stocks	101,440,026	12,937,753	—	114,377,779
Convertible Bonds	—	6,284,250	—	6,284,250
Short-Term Investments	—	8,130,977	—	8,130,977
Derivatives:
Interest Rate Swaps*	—	32,878	—	32,878

	$343,464,075	$27,385,858	$—	$370,849,933

* Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$32,878	Unrealized depreciation on interest rate swaps*	$ —

*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $304,980,642.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$70,043,540
Depreciation	(4,207,127)

Net unrealized appreciation (depreciation) of investments	$65,836,413

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings Payable as a percentage of Total Investments is 22.4%.

(4)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $177,944,642 have been pledged as collateral for Borrowings.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011